Lease Transactions (Maturities of Lease Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Undiscounted total lease payments: Finance leases, maturities in
2024	¥ 7,718
2025	5,539
2026	2,994
2027	1,991
2028	1,004
2029 and thereafter	642
Total undiscounted cash flows	19,888
Difference between undiscounted and discounted cash flows	(418)
Lease liabilities of finance leases	19,470	¥ 16,104
Undiscounted total lease payments: Operating leases, maturities in
2024	85,292
2025	62,184
2026	44,667
2027	30,870
2028	26,836
2029 and thereafter	106,453
Total undiscounted cash flows	356,302
Difference between undiscounted and discounted cash flows	(18,911)
Amount on balance sheet	¥ 337,391	¥ 384,183